Segments, Customers And Geographic Information	12 Months Ended
Dec. 31, 2011
Segments, Customers And Geographic Information [Abstract]
Segments, Customers And Geographic Information
NOTE 15:-	SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company applies ASC topic 280, "Segment Reporting", ("ASC 820"). The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2009, 2010 and 2011 and long-lived assets as of December 31, 2009, 2010 and 2011:

	Year ended December 31,
	2009	2010	2011

Revenues from sales to unaffiliated customers:

Asia-Pacific	$67,743	$123,777	$119,634
Europe, Middle East and Africa	70,548	66,907	174,460
North America	29,017	41,450	46,442
Latin America	16,912	17,718	104,733

	$184,220	$249,852	$445,269

Property and equipment, net, by geographic areas:

Israel	$11,007	$15,325	$22,502

Others	802	886	8,071

	$11,809	$16,211	$30,573

c.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2009	2010	2011
	%

Customer A	*) -	19	*) -
Customer B	*) -	17	*) -
Customer C	19	*) -	*) -

*)	Less than 10% of total revenues